Business Combination - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022
Disclosure of detailed information about business combination [line items]
Cash Payment		$ 10,000
Accounts payable and accrued liabilities	$ 28,000
High Arctic Energy Services Inc [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	37,500	$ 38,000
Cash Payment	10,200
Accounts payable and accrued liabilities	27,300
Acquisition-related costs	$ 1,000